LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.35%
Aerospace & Defense–0.65%
†Axon Enterprise, Inc.	17,899	$9,413,979
		9,413,979
Automobiles–0.74%
Ferrari NV	25,296	10,823,652
		10,823,652
Beverages–2.77%
†Celsius Holdings, Inc.	183,126	6,522,948
†Monster Beverage Corp.	578,629	33,861,369
		40,384,317
Biotechnology–1.51%
†Genmab AS ADR	211,782	4,146,692
†Vertex Pharmaceuticals, Inc.	36,727	17,805,984
		21,952,676
Broadline Retail–8.38%
†Amazon.com, Inc.	642,607	122,262,408
		122,262,408
Building Products–0.40%
†Trex Co., Inc.	101,135	5,875,944
		5,875,944
Capital Markets–1.58%
Cboe Global Markets, Inc.	101,510	22,970,698
		22,970,698
Chemicals–1.28%
Sherwin-Williams Co.	53,650	18,734,044
		18,734,044
Commercial Services & Supplies–1.68%
†Copart, Inc.	433,221	24,515,976
		24,515,976
Communications Equipment–2.76%
†Arista Networks, Inc.	326,145	25,269,714
Motorola Solutions, Inc.	34,369	15,047,092
		40,316,806
Consumer Staples Distribution & Retail–3.42%
Costco Wholesale Corp.	52,697	49,839,769
		49,839,769
Diversified Telecommunication Services–0.00%
†πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–4.53%
†Netflix, Inc.	70,788	66,011,934
		66,011,934
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–5.24%
Visa, Inc. Class A	218,188	$76,466,166
		76,466,166
Ground Transportation–0.78%
†Saia, Inc.	32,417	11,327,472
		11,327,472
Health Care Equipment & Supplies–1.88%
†Intuitive Surgical, Inc.	55,256	27,366,639
		27,366,639
Health Care Providers & Services–1.48%
UnitedHealth Group, Inc.	41,321	21,641,874
		21,641,874
Health Care Technology–1.11%
†Veeva Systems, Inc. Class A	69,712	16,147,391
		16,147,391
Hotels, Restaurants & Leisure–1.65%
†Chipotle Mexican Grill, Inc.	479,553	24,078,356
		24,078,356
Insurance–0.43%
Progressive Corp.	22,331	6,319,896
		6,319,896
Interactive Media & Services–11.88%
Alphabet, Inc. Class C	456,192	71,270,876
Meta Platforms, Inc. Class A	162,557	93,691,353
†Reddit, Inc. Class A	79,108	8,298,429
		173,260,658
IT Services–0.47%
†Shopify, Inc. Class A	71,481	6,818,215
		6,818,215
Life Sciences Tools & Services–1.69%
†Mettler-Toledo International, Inc.	9,520	11,242,263
†Waters Corp.	36,538	13,466,811
		24,709,074
Machinery–1.28%
Otis Worldwide Corp.	180,590	18,636,888
		18,636,888
Metals & Mining–0.03%
†πCelonis SE	2,137	431,439
		431,439
Pharmaceuticals–4.03%
Eli Lilly & Co.	54,413	44,940,241
Zoetis, Inc.	84,392	13,895,143
		58,835,384
LVIP AllianceBernstein Large Cap Growth Fund–1

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.45%
Verisk Analytics, Inc.	70,870	$21,092,329
		21,092,329
Semiconductors & Semiconductor Equipment–16.88%
Applied Materials, Inc.	95,717	13,890,451
ASML Holding NV	9,969	6,605,758
†Astera Labs, Inc.	122,361	7,301,281
Broadcom, Inc.	283,688	47,497,882
NVIDIA Corp.	1,084,160	117,501,261
QUALCOMM, Inc.	104,387	16,034,887
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	87,519	14,528,154
Texas Instruments, Inc.	126,682	22,764,755
		246,124,429
Software–10.99%
†AppLovin Corp. Class A	28,787	7,627,691
†Cadence Design Systems, Inc.	43,433	11,046,315
†πCanva, Inc.	875	1,656,191
†πEpic Games, Inc.	6,539	3,381,578
†Manhattan Associates, Inc.	32,987	5,708,071
Microsoft Corp.	286,172	107,426,107
†ServiceNow, Inc.	18,169	14,465,068
†πStripe, Inc. Class B	40,238	1,428,449
†Synopsys, Inc.	17,549	7,525,889
		160,265,359
Specialty Retail–4.07%
Home Depot, Inc.	102,824	37,683,968
Tractor Supply Co.	392,165	21,608,291
		59,292,259
Textiles, Apparel & Luxury Goods–1.84%
†Lululemon Athletica, Inc.	61,884	17,516,885
†On Holding AG Class A	212,379	9,327,686
		26,844,571
Trading Companies & Distributors–0.47%
United Rentals, Inc.	11,025	6,909,368
		6,909,368
Total Common Stock (Cost $826,605,629)		1,419,669,970
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–1.24%
†πCanva, Inc. Series A	52	$98,425
†πCanva, Inc. Series A-3	18	34,070
†πCanva, Inc. Series A-4	3	5,678
†πCelonis SE Series D	6,459	1,304,008
†πDatabricks, Inc. Series I	50,702	4,689,935
†πFormagrid, Inc. Series F	10,238	597,285
†πGM Cruise Holdings LLC Class F	126,000	126,000
†πGM Cruise Holdings LLC Class G	70,430	70,430
†πNuro, Inc. Series C	189,324	2,444,173
†πNuro, Inc. Series D	41,493	543,973
†πRappi, Inc. Series E	36,866	804,047
†πRedwood Materials, Inc. Series C	40,061	2,374,416
†πRedwood Materials, Inc. Series D	41,085	2,435,108
†πSila Nanotechnologies, Inc. Series F	35,141	687,140
†πWaymo LLC Series A-2	17,257	1,828,379
Total Convertible Preferred Stocks (Cost $24,627,291)		18,043,067

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	21,615,506	21,615,506
Total Money Market Fund (Cost $21,615,506)		21,615,506

TOTAL INVESTMENTS–100.07% (Cost $872,848,426)	1,459,328,543
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(1,054,678)
NET ASSETS APPLICABLE TO 25,206,422 SHARES OUTSTANDING–100.00%	$1,458,273,865

LVIP AllianceBernstein Large Cap Growth Fund–2

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)

†Non-income producing.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $24,940,724, which represented 1.71% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	12/17/2021	$1,491,142	$1,656,191
Canva, Inc. Series A	12/17/2021	88,616	98,425
Canva, Inc. Series A-3	12/17/2021	30,675	34,070
Canva, Inc. Series A-4	12/17/2021	5,113	5,678
Celonis SE	6/17/2021	790,241	431,439
Celonis SE Series D	6/17/2021	2,388,489	1,304,008
Databricks, Inc. Series I	9/14/2023	3,726,597	4,689,935
Epic Games, Inc.	6/18/2020	4,238,405	3,381,578
Formagrid, Inc. Series F	12/8/2021	1,917,419	597,285
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	126,000
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	70,430
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,444,173
Nuro, Inc. Series D	10/29/2021	864,951	543,973
Rappi, Inc. Series E	9/8/2020	2,202,598	804,047
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,374,416
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	2,435,108
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,367	687,140
Stripe, Inc. Class B	12/17/2019	631,334	1,428,449
Waymo LLC Series A-2	5/8/2020	1,481,810	1,828,379
Total		$34,058,504	$24,940,724

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP AllianceBernstein Large Cap Growth Fund–3